Subsequent Event (Narrative) (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Subsequent Event 1	0.70%	0.70%
Subsequent Event 2	0.60%	0.60%
Subsequent Event 3		375,000
Subsequent Event 4	3,000,000	3,000,000
Subsequent Event 5		1,600,000
Subsequent Event 6		125,000
Subsequent Event 7	125,000
Subsequent Event 8	125,000
Subsequent Event 9	500,000	500,000
Subsequent Event 10	2,500,000	2,500,000
Subsequent Event 11		100,000
Subsequent Event 12		500,000
Subsequent Event 13		1,000,000
Subsequent Event 14	0.10%	0.10%
Subsequent Event 15	1,000,000	1,000,000
Subsequent Event 16		3,000,000